FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08962
                                   ---------

                FRANKLIN TEMPLETON MONEY FUND TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          -----

Date of reporting period: 9/30/07
                          -------



Item 1. Schedule of Investments.


Franklin Templeton Money Fund Trust

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Templeton Money Fund ..............................................   3

Notes to Statement of Investments ..........................................   4

The Money Market Portfolios ................................................   5

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin Templeton Money Fund Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON MONEY FUND                                                                        SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  MUTUAL FUND (COST $198,858,526) 100.6%
a The Money Market Portfolio, 5.16% .............................................................     198,858,526   $   198,858,526
  OTHER ASSETS, LESS LIABILITIES (0.6)% .........................................................                        (1,133,082)
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   197,725,444
                                                                                                                    ================

a The rate shown is the annualized seven-day yield at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 3

Franklin Templeton Money Fund Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Money Trust is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (the Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of September 30, 2007, the Fund owns 2.87% of the Portfolio.

3. INCOME TAXES

At September 30, 2007, the cost of investments for book and income tax purposes was the same.

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


4 | Quarterly Statement of Investments

The Money Market Portfolios

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  THE MONEY MARKET PORTFOLIO                                                                           AMOUNT a          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 99.6%
  BANK NOTES 6.1%
  Bank of America NA, 5.53%, 12/12/07 ...........................................................   $ 225,000,000   $   225,004,438
  Wells Fargo Bank NA, 5.45%, 10/01/07 ..........................................................     100,000,000       100,000,000
  Wells Fargo Bank NA, 5.42%, 10/02/07 ..........................................................     100,000,000       100,000,000
                                                                                                                    ----------------
  TOTAL BANK NOTES (COST $425,004,438) ..........................................................                       425,004,438
                                                                                                                    ----------------
  CERTIFICATES OF DEPOSIT 48.0%
  Abbey National Treasury Services PLC, Stamford Branch, 5.30%, 10/23/07 ........................     225,000,000       225,000,000
  ABN AMRO Bank NV, Chicago Branch, 5.005%, 10/25/07 ............................................     225,000,000       225,000,000
  Australia & New Zealand Banking, New York Branch, 5.305%, 10/22/07 ............................     225,000,000       225,000,648
  Bank of Nova Scotia, Portland Branch, 5.50%, 10/02/07 .........................................     225,000,000       225,000,000
  Banque Nationale de Paris, New York Branch, 5.31%, 10/17/07 ...................................     225,000,000       225,000,996
  Barclays Bank PLC, New York Branch, 5.358%, 11/14/07 ..........................................     150,000,000       150,001,321
  Barclays Bank PLC, New York Branch, 5.35%, 1/23/08 ............................................      50,000,000        50,000,000
  Calyon, New York Branch, 4.90%, 10/19/07 ......................................................     225,000,000       225,000,000
  Dexia Credit Local, New York Branch, 5.305%, 10/16/07 .........................................     225,000,000       225,000,463
  Landesbank Hessen Thueringen Girozentralen, New York Branch, 5.20%, 1/10/08 ...................     225,000,000       225,006,219
  Lloyds Bank PLC, New York Branch, 5.02%, 10/26/07 (United Kingdom) ............................     225,000,000       225,001,556
  Royal Bank of Canada, New York Branch, 5.71%, 10/12/07 ........................................     225,000,000       225,000,683
  Royal Bank of Scotland, New York Branch, 5.30%, 10/24/07 ......................................     225,000,000       225,000,355
  Societe Generale, New York Branch, 5.295%, 10/09/07 ...........................................     225,000,000       225,000,000
  UBS AG, Stamford Branch, 5.67%, 10/05/07 (Switzerland) ........................................     225,000,000       225,000,000
  Westpac Banking Corp., New York Branch, 5.14%, 1/11/08 ........................................     200,000,000       200,008,374
                                                                                                                    ----------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $3,325,020,615) ...........................................                     3,325,020,615
                                                                                                                    ----------------
b COMMERCIAL PAPER 41.7%
  Abbott Laboratories, 10/26/07 .................................................................      73,000,000        72,760,722
  Bank of Ireland, 10/11/07 .....................................................................     225,000,000       224,670,625
  Commonwealth Bank of Australia, 10/15/07 ......................................................     120,000,000       119,734,000
  Commonwealth Bank of Australia, 12/17/07 ......................................................     100,000,000        98,826,819
  Danske Corp., 10/15/07 ........................................................................     225,000,000       224,507,375
  Depfa Bank PLC, 10/18/07 ......................................................................     185,000,000       184,541,354
  Export Development Corp., 10/01/07 - 10/04/07 .................................................      69,400,000        69,389,792
  Export Development Corp., 1/22/08 .............................................................     199,500,000       196,262,503
  General Electric Capital Corp., 12/11/07 ......................................................      34,500,000        34,175,441
  HBOS Treasury Services, 10/04/07 (United Kingdom) .............................................     200,000,000       199,912,500
  Internationale Nederlanden U.S., 10/10/07 .....................................................     225,000,000       224,705,250
  Johnson & Johnson, 10/01/07 ...................................................................     100,000,000       100,000,000
  Johnson & Johnson, 10/03/07 - 10/18/07 ........................................................     142,390,000       142,211,503
  PepsiCo Inc., 10/18/07 ........................................................................     100,000,000        99,776,639
  Procter & Gamble Co., 10/01/07 ................................................................     100,000,000       100,000,000
  Procter & Gamble Co., 10/12/07 ................................................................      75,000,000        74,884,729
  Procter & Gamble Co., 10/18/07 ................................................................      50,000,000        49,888,083
  Siemens Capital Corp., 10/25/07 - 10/26/07 ....................................................     100,000,000        99,671,972
  Siemens Capital Corp., 11/20/07 ...............................................................      98,423,000        97,768,214
  Societe Generale North America Inc., 10/01/07 .................................................      13,945,000        13,945,000
  Svenska Handelsbanken Inc., 11/09/07 ..........................................................     213,500,000       212,281,093
  Toyota Motor Credit Corp., 12/19/07 ...........................................................     225,000,000       222,383,125
  Westpac Banking Corp., 11/01/07 ...............................................................      25,500,000        25,388,232
                                                                                                                    ----------------
  TOTAL COMMERCIAL PAPER (COST $2,887,684,971) ..................................................                     2,887,684,971
                                                                                                                    ----------------


                                          Quarterly Statement of Investments | 5

The Money Market Portfolios

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  THE MONEY MARKET PORTFOLIO                                                                           AMOUNT a          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  U.S. GOVERNMENT AND AGENCY SECURITIES (COST $29,215,000) 0.4%
b FHLB, 10/01/07 ................................................................................   $  29,215,000   $    29,215,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $6,666,925,024) ..........................                     6,666,925,024
                                                                                                                    ----------------
c REPURCHASE AGREEMENTS 3.4%
  ABN AMRO Bank NV, 4.75%, 10/01/07 (Maturity Value $15,005,938)
    Collateralized  by U.S. Government Agency Securities, 5.00%, 9/12/08 ........................      15,000,000        15,000,000
  Deutsche Bank Securities Inc., 3.95%, 10/01/07 (Maturity Value $117,228,575)
    Collateralized by U.S. Treasury Note, 4.25%, 1/15/10 ........................................     117,190,000       117,190,000
  Morgan Stanley & Co. Inc., 3.90%, 10/01/07 (Maturity Value $105,034,125)
    Collateralized by U.S. Treasury Note, 3.00%, 7/15/12 ........................................     105,000,000       105,000,000
                                                                                                                    ----------------
  TOTAL REPURCHASE AGREEMENTS (COST $237,190,000) ...............................................                       237,190,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $6,904,115,024) 99.6% .................................................                     6,904,115,024
  OTHER ASSETS, LESS LIABILITIES 0.4% ...........................................................                        24,327,942
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $ 6,928,442,966
                                                                                                                    ================

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The security is traded on a discount basis with no stated coupon rate.

c At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

The Money Market Portfolios

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (the Portfolio).

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At September 30, 2007, the cost of investments for book and income tax purposes was the same.

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Portfolio's policy regarding other significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2007





                                Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON MONEY FUND TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

11/27/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON MONEY FUND TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

11/27/07


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer